FINANCIAL INSTRUMENTS - Counterparty credit risk management (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	1.00%
Derivative financial asset (liability), net	$ 356	$ 101	$ 489
Credit risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial asset (liability), net	$ 361	$ 187